Cover	Jul. 02, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Shelter Acquisition Corporation I (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend and restate the Company’s audited balance sheet as of July 2, 2021 that had been filed with the Company’s Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 12, 2021 (the “Original 8-K”). The audited balance sheet is being restated to reflect the classification of all of the shares of the Company’s Class A common stock as temporary equity in accordance with Accounting Standards Codification (“ASC”) 480-10-S99. The Company had previously classified a portion of its shares of Class A common stock as permanent equity. On February 11, 2022, the audit committee of the board of directors of the Company (the “Audit Committee”) concluded, after discussion with the Company’s management, that the Company’s audited balance sheet as of July 2, 2021 filed as Exhibit 99.1 to the Original 8-K should no longer be relied upon due to the aforementioned changes required to reclassify the shares of Class A common stock as temporary equity to align with ASC 480-10-S99. The Audit Committee discussed with the Company’s independent accountants and are in agreement with the matters as disclosed in this Amendment. The correction of the aforementioned classification of the shares of Class A common stock as temporary equity is reflected in Exhibit 99.1 included with this Amendment. The Company does not expect any of the above changes will have any impact on its cash position and cash held in the trust account. The Company’s controls over financial reporting did not provide for the proper classification of the shares of Class A common stock within the Company’s financial statements. As such, this represented a material weakness in the Company’s internal controls. Except as described above, this Amendment does not amend, update or change any other disclosures in the Original 8-K. In addition, the information contained in this Amendment does not reflect events occurring after the filing of the Original 8-K and does not modify or update the disclosures therein, except as specifically identified above. Among other things, forward-looking statements made in the Original 8-K have not been revised to reflect events, results or developments that occurred or facts that became known to the Company after the date of the Original 8-K, other than as described herein, and such forward-looking statements should be read in conjunction with the Company’s filings with the SEC.
Document Period End Date	Jul. 02, 2021
Entity File Number	001-40567
Entity Registrant Name	SHELTER ACQUISITION CORPORATION I
Entity Central Index Key	0001844908
Entity Tax Identification Number	86-1273121
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 Midland Street #1726
Entity Address, City or Town	Quogue
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11959
City Area Code	(631)
Local Phone Number	553-2164
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	SHQAU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	SHQA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SHQAW
Security Exchange Name	NASDAQ